Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Tax [Line Items]
Income tax expense	$ 0	$ 0	$ 0	$ 1,000	$ 8,000	$ 14,000
Federal statutory tax rate			21.00%		21.00%	21.00%
Effective tax rate	0.00%	0.00%	0.00%	0.00%	(0.10%)	(0.10%)
Uncertain tax positions	$ 0		$ 0		$ 16,000	$ 16,000	$ 17,000
Increase (decrease) in net valuation allowance					$ 3,700,000	$ 6,300,000
Operating loss carryforwards limitations on use					it has not forfeited the right to carryforward tax losses up to 20 years
Tax years subject to examination to extent of NOLs being carried forward					2004
Recognized any interest and penalties related to uncertain tax positions					$ 0
Maximum [Member]
Schedule Of Income Tax [Line Items]
Right to carryforward tax losses, period					20 years
Tax year subject to examination by the tax authorities					2022
Minimum [Member]
Schedule Of Income Tax [Line Items]
Tax year subject to examination by the tax authorities					2004
Federal [Member]
Schedule Of Income Tax [Line Items]
Aggregate amount of net operating loss					$ 94,100,000
Operating loss carryforward					230,500,000
Operating loss carryforward expected to be unavailable					136,400,000
State [Member]
Schedule Of Income Tax [Line Items]
Aggregate amount of net operating loss					$ 60,400,000